Summary of Significant Accounting Policies (Tables)	12 Months Ended
Feb. 01, 2014
Self Insurance Reserves

Self insurance reserves as of February 1, 2014 and February 2, 2013 were:

	(in thousands)
	Years Ended
	February 1, 2014	February 2, 2013
Short-Term Self Insurance Reserve(a)	$23,553	$21,165
Long-Term Self Insurance Reserve(b)	33,600	31,232

Total	$57,153	$52,397

(a)	Represents the portions of the self insurance reserve expected to be paid in the next twelve months which is recorded in the line item “Other Current Liabilities” in the Company’s Consolidated Balance Sheets.
(b)	The remaining self insurance reserve balance is recorded in the line item “Other Liabilities” in the Company’s Consolidated Balance Sheets.

Other Revenue

Other revenue consists of rental income received from leased departments, subleased rental income, layaway, alteration, dormancy and other service charges, inclusive of shipping and handling revenues (Service Fees) as shown in the table below:

	(in thousands)
	Years Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Service Fees	$13,711	$13,284	$13,096
Rental Income from Leased Departments	10,924	10,639	9,566
Subleased Rental Income and Other	9,849	10,202	10,735

Total	$34,484	$34,125	$33,397

Prepaid Advertising Expense

The following table summarizes the prepaid advertising expense which is included in the line items “Prepaid and Other Current Assets” and “Other Assets” in the Company’s Consolidated Balance Sheets as of February 1, 2014 and February 2, 2013:

	(in thousands)
	February 1, 2014	February 2, 2013
Prepaid and Other Current Assets	$2,842	$2,553
Other Assets	7,718	10,551

Total Prepaid Advertising Expense	$10,560	$13,104

Barter Credit Usage

The following table details barter credit usage for Fiscal 2013, Fiscal 2012 and Fiscal 2011:

	(in thousands)
	Fiscal Years Ended
	February 1, 2014	February 2, 2013	January 28, 2012
Barter Credit Usage	$2,544	$3,776	$4,712